First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 55.0%
	Collateralized Mortgage Obligations – 51.5%
	Accredited Mortgage Loan Trust
$292,546	Series 2003-2, Class A1	4.98%	10/01/33	$306,406
	ACE Securities Corp. Home Equity Loan Trust
839,881	Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.22% (a)	2.49%	12/25/36	423,999
	Asset Backed Securities Corp Home Equity Loan Trust
263,615	Series 2005-HE4, Class M4, 1 Mo. LIBOR + 0.95% (a)	3.21%	05/25/35	265,510
	Banc of America Funding Corp.
57,336	Series 2008-R2, Class 1A4 (b)	6.00%	09/01/37	58,474
	Banc of America Mortgage Trust
50,218	Series 2002-L, Class 1A1 (c)	3.12%	12/01/32	41,804
164,461	Series 2005-A, Class 2A1 (c)	4.50%	02/01/35	166,916
	Chase Mortgage Finance Trust
129,382	Series 2007-A1, Class 1A3 (c)	4.79%	02/01/37	133,165
	Citigroup Mortgage Loan Trust
225,786	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (a)	4.68%	09/01/35	231,809
49,910	Series 2009-10, Class 1A1 (b) (c)	4.37%	09/01/33	51,169
562,860	Series 2012-7, Class 10A2 (b) (c)	4.76%	09/01/36	575,714
	COLT Mortgage Loan Trust
170,497	Series 2018-1, Class A1 (b)	2.93%	02/01/48	170,824
	Countrywide Home Loan Mortgage Pass-Through Trust
296,933	Series 2003-46, Class 2A1 (c)	4.41%	01/01/34	298,784
103,090	Series 2005-HYB3, Class 2A6B (c)	4.13%	06/01/35	105,877
253,977	Series 2006-21, Class A8	5.75%	02/01/37	218,635
426,420	Series 2006-HYB5, Class 3A1A (c)	4.30%	09/01/36	371,905
	Credit Suisse First Boston Mortgage Securities Corp.
344,066	Series 2004-AR2, Class 1A1 (c)	4.28%	03/01/34	349,099
239,106	Series 2004-AR8, Class 6A1 (c)	4.36%	09/01/34	244,125
118,432	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	2.57%	07/25/35	114,853
	Credit Suisse Mortgage Trust
20,040	Series 2011-12R, Class 3A1 (b) (c)	4.12%	07/27/36	20,110
54,328	Series 2014-11R, Class 9A1, 1 Mo. LIBOR + 0.14% (a) (b)	2.54%	10/27/36	54,321
	Deutsche ALT-A Securities, Inc., Mortgage Loan Trust
2,734	Series 2003-3, Class 3A1	5.00%	10/25/33	2,732
	DSLA Mortgage Loan Trust
531,566	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (a)	3.04%	07/19/44	543,535
669,711	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.14% (a)	2.44%	04/19/47	648,409
	Galton Funding Mortgage Trust
367,500	Series 2018-2, Class A41 (b)	4.50%	10/01/58	376,751
	GSR Mortgage Loan Trust
9,912	Series 2003-10, Class 1A12 (c)	4.64%	10/01/33	10,097
179,173	Series 2005-AR1, Class 4A1 (c)	3.57%	01/01/35	177,866
	Harborview Mortgage Loan Trust
365,835	Series 2004-6, Class 3A1 (c)	4.55%	08/01/34	367,052
	Home Equity Asset Trust
41,972	Series 2005-3, Class M4, 1 Mo. LIBOR + 0.64% (a)	2.91%	08/25/35	42,435
520,000	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.41% (a)	2.68%	04/25/36	519,018
	Impac CMB Trust
203,104	Series 2004-6, Class 1A2, 1 Mo. LIBOR + 0.78% (a)	3.05%	10/25/34	202,124
	IXIS Real Estate Capital Trust
1,093,496	Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (a)	2.43%	05/25/37	384,107
	JP Morgan Mortgage Trust
858,996	Series 2005-ALT1, Class 4A1 (c)	4.57%	10/01/35	805,656
702,202	Series 2006-A2, Class 4A1 (c)	4.70%	08/01/34	735,497
154,428	Series 2006-A2, Class 5A3 (c)	4.62%	11/01/33	160,554

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust (Continued)
$95,344	Series 2014-2, Class 1A1 (b)	3.00%	06/01/29	$96,756
	MASTR Adjustable Rate Mortgages Trust
40,388	Series 2004-13, Class 3A7B, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00% (a)	3.93%	11/01/34	41,766
	MASTR Alternative Loan Trust
3,617,543	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (a)	2.62%	03/25/36	684,757
	MASTR Asset Backed Securities Trust
799,688	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (a)	2.43%	11/25/36	563,262
1,257,197	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.11% (a)	2.38%	08/25/36	657,458
573,850	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.24% (a)	2.51%	08/25/36	308,154
	MASTR Asset Securitization Trust
13,188	Series 2003-11, Class 5A2	5.25%	12/01/23	13,150
53,060	Series 2003-11, Class 6A16	5.25%	12/01/33	54,049
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
275,454	Series 2001-TBC1, Class A1, 1 Mo. LIBOR + 0.70% (a)	3.03%	11/15/31	278,322
265,106	Series 2002-TBC2, Class A, 1 Mo. LIBOR + 0.86% (a)	3.19%	08/15/32	260,961
	Meritage Mortgage Loan Trust
36,601	Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (a)	3.24%	01/25/35	36,018
	Mill City Mortgage Trust
314,000	Series 2017-2, Class M2 (b)	3.25%	07/01/59	314,743
	Morgan Stanley Mortgage Loan Trust
418,414	Series 2004-7AR, Class 2A6 (c)	4.50%	09/01/34	432,347
	MortgageIT Trust
256,193	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (a)	4.05%	05/01/35	260,051
	New Residential Mortgage Loan Trust
521,709	Series 2014-2A, Class A2 (b)	3.75%	05/01/54	531,242
628,871	Series 2016-1A, Class A1 (b)	3.75%	03/01/56	641,857
494,358	Series 2016-3A, Class A1 (b)	3.75%	09/01/56	508,971
	Nomura Asset Acceptance Corporation
893,704	Series 2004-AR4, Class M1, 1 Mo. LIBOR + 1.10% (a)	3.37%	12/25/34	907,478
	Nomura Resecuritization Trust
1,208,826	Series 2015-6R, Class 2A4 (b) (c)	6.15%	01/02/37	995,175
	Oakwood Mortgage Investors, Inc.
222,883	Series 2001-B, Class A2, 1 Mo. LIBOR + 0.38% (a) (b)	2.71%	08/15/30	222,000
	Provident Funding Mortgage Loan Trust
64,709	Series 2004-1, Class 1A1 (c)	4.88%	04/01/34	65,289
113,009	Series 2005-1, Class 1A1 (c)	4.48%	05/01/35	115,211
	Residential Accredit Loans, Inc.
130,866	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.27% (a)	2.54%	02/25/46	100,576
1,417,960	Series 2006-QS6, Class 1AV, IO (c)	0.76%	06/01/36	37,178
	Residential Asset Securitization Trust
30,973	Series 2004-A3, Class A7	5.25%	06/01/34	32,231
	Saxon Asset Securities Trust
859,402	Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (a)	2.57%	05/25/47	720,552
	Sequoia Mortgage Trust
849,959	Series 2017-CH2, Class A10 (b)	4.00%	12/01/47	859,232
237,140	Series 2018-CH2, Class A12 (b)	4.00%	06/01/48	240,225
	Structured Adjustable Rate Mortgage Loan Trust
262,549	Series 2004-2, Class 4A2 (c)	4.37%	03/01/34	265,661
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
52,208	Series 2001-SB1, Class A2	3.38%	08/01/31	51,725
	Thornburg Mortgage Securities Trust
251,902	Series 2003-4, Class A1, 1 Mo. LIBOR + 0.64% (a)	2.91%	09/25/43	254,667

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Towd Point Mortgage Trust
$1,085,259	Series 2015-1, Class AES (b)	3.00%	10/01/53	$1,087,798
1,234,905	Series 2015-2, Class 2A1 (b)	3.75%	11/01/57	1,246,369
1,020,469	Series 2015-3, Class A1B (b)	3.00%	03/01/54	1,022,906
87,190	Series 2015-6, Class A1 (b)	3.50%	04/01/55	88,484
908,282	Series 2016-1, Class A3B (b)	3.00%	02/01/55	910,531
202,373	Series 2016-4, Class A1 (b)	2.25%	07/01/56	200,920
	Vericrest Opportunity Loan Transferee
500,000	Series 2018-NPL6, Class A1B, steps up 9/25/21 to 7.56% (b) (d)	4.56%	09/25/48	501,279
	Wachovia Mortgage Loan Trust, LLC
176,335	Series 2006-A, Class 3A1 (c)	4.70%	05/01/36	177,765
	WaMu Mortgage Pass-Through Certificates
198,894	Series 2003-AR5, Class A7 (c)	4.69%	06/01/33	205,540
307,165	Series 2004-AR1, Class A (c)	4.87%	03/01/34	315,369
407,522	Series 2004-AR10, Class A1B, 1 Mo. LIBOR + 0.42% (a)	2.69%	07/25/44	411,018
315,514	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (a)	2.99%	11/25/34	321,494
54,823	Series 2004-AR3, Class A2 (c)	4.50%	06/01/34	56,525
439,034	Series 2005-AR1, Class A1A, 1 Mo. LIBOR + 0.64% (a)	2.91%	01/25/45	441,053
597,562	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (a)	2.59%	08/25/45	596,076
632,114	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.46% (a)	2.73%	04/25/45	628,620
233,282	Series 2005-AR9, Class A1A, 1 Mo. LIBOR + 0.64% (a)	2.91%	07/25/45	231,610
406,199	Series 2006-AR2, Class 1A1 (c)	4.20%	03/01/36	398,243
	Washington Mutual Alternative Mortgage Pass-Through Certificates
21,721	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (e)	25.88%	06/25/37	41,314
	Washington Mutual MSC Mortgage Pass-Through Certificates
301,780	Series 2004-RA1, Class 2A	7.00%	03/01/34	324,578
	Wells Fargo Mortgage Backed Securities Trust
225,084	Series 2003-H, Class A1 (c)	4.76%	09/01/33	231,578
302,791	Series 2004-A, Class A1 (c)	5.01%	02/01/34	316,373
39,376	Series 2004-EE, Class 3A1 (c)	4.84%	12/01/34	40,906
525,356	Series 2004-R, Class 1A1 (c)	4.74%	09/01/34	544,055
117,433	Series 2004-S, Class A1 (c)	4.91%	09/01/34	122,262
239,133	Series 2004-Y, Class 1A2 (c)	4.91%	11/01/34	249,516
2,676	Series 2004-Z, Class 2A1 (c)	4.97%	12/01/34	2,754
11,273	Series 2004-Z, Class 2A2 (c)	4.97%	12/01/34	11,624
137,563	Series 2005-AR10, Class 2A17 (c)	4.97%	06/01/35	143,947
181,547	Series 2005-AR16, Class 1A1 (c)	4.96%	08/01/33	183,376
208,664	Series 2005-AR3, Class 2A1 (c)	4.91%	03/01/35	215,677
201,363	Series 2005-AR8, Class 1A1 (c)	4.99%	06/01/35	203,240
238,947	Series 2006-13, Class A5	6.00%	10/01/36	238,205
61,399	Series 2007-16, Class 1A1	6.00%	12/04/37	61,511
135,747	Series 2007-2, Class 1A13	6.00%	03/01/37	133,483
30,250	Series 2007-8, Class 2A2	6.00%	07/01/37	30,458
	WinWater Mortgage Loan Trust
445,269	Series 2015-3, Class B1 (b) (c)	3.90%	03/01/45	462,389
383,286	Series 2015-5, Class A5 (b)	3.50%	08/01/45	385,776
				32,515,018
	Commercial Mortgage-Backed Securities – 3.5%
	Bayview Commercial Asset Trust
288,347	Series 2004-2, Class A, 1 Mo. LIBOR + 0.43% (a) (b)	2.70%	08/25/34	285,465
	Hudsons Bay Simon JV Trust
510,000	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.90% (a) (b)	6.33%	08/05/34	510,756
	Morgan Stanley Capital I Trust
1,000,000	Series 2017-CLS, Class D, 1 Mo. LIBOR + 1.40% (a) (b)	3.73%	11/15/34	1,003,336

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	UBS-Barclays Commercial Mortgage Trust
$13,581,029	Series 2013-C5, Class XA, IO (b) (c)	0.96%	03/01/46	$376,998
				2,176,555
	Total Mortgage-Backed Securities			34,691,573
	(Cost $34,787,310)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 39.7%
	Collateralized Mortgage Obligations – 29.4%
	Federal Home Loan Mortgage Corp.
4,281	Series 1007, Class H, 1 Mo. LIBOR x -1.35 + 20.88% (e)	17.75%	10/15/20	4,433
21,571	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (e)	9.57%	10/15/22	23,691
22,770	Series 2303, Class SW, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (e)	10.00%	03/01/24	3,753
75,308	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (e)	20.04%	07/15/31	110,471
292,456	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	57,207
661,617	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (e)	5.13%	11/15/33	114,343
1,169,595	Series 2973, Class SX, IO, 1 Mo. LIBOR x -1 + 6.60%, Capped at 1.60% (e)	1.60%	05/15/35	7,055
1,542,037	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.33%	05/15/35	214,662
313,216	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (e)	14.29%	06/15/35	514,014
223,221	Series 3108, Class QZ	6.00%	02/01/36	315,458
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (e)	31.04%	07/15/36	47,549
303,943	Series 3210, Class ZA	6.00%	09/01/36	386,380
88,304	Series 3410, Class HC	5.50%	02/01/38	98,943
108,532	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (e)	3.71%	05/15/38	11,434
531,132	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (e)	3.76%	12/15/36	83,860
474,510	Series 3784, Class BI, IO	3.50%	01/01/21	8,215
250,000	Series 3797, Class KB	4.50%	01/01/41	283,766
118,449	Series 3898, Class NI, IO	5.00%	07/01/40	1,761
679,740	Series 3985, Class GI, IO	3.00%	10/01/26	31,839
59,867	Series 4021, Class IP, IO	3.00%	03/01/27	3,857
826,175	Series 4057, Class YI, IO	3.00%	06/01/27	63,929
1,594,383	Series 4082, Class PI, IO	3.00%	06/01/27	120,507
927,994	Series 4206, Class IA, IO	3.00%	03/01/33	110,202
478,797	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (e)	4.00%	10/15/42	467,237
5,923,653	Series 4619, Class IB, IO	4.00%	12/01/47	531,405
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
51,402	Series T-56, Class APO	(f)	05/01/43	46,767
	Federal Home Loan Mortgage Corp., STRIPS
86,808	Series 177, IO	7.00%	06/17/26	13,227
709,304	Series 243, Class 2, IO	5.00%	11/01/35	130,184
4,550,240	Series 303, Class C17, IO	3.50%	01/01/43	744,277
	Federal National Mortgage Association
82,001	Series 1996-46, Class ZA	7.50%	11/01/26	90,856
325,709	Series 1997-85, Class M, IO	6.50%	12/01/27	33,936
53,812	Series 2002-80, Class IO, IO	6.00%	09/01/32	8,717
98,907	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (e)	5.73%	03/25/33	16,913
124,947	Series 2003-44, Class IU, IO	7.00%	06/01/33	30,204
717,424	Series 2003-62, Class PO	(f)	07/01/33	636,084
645,251	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (e)	4.83%	07/25/34	88,511
18,616	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (e)	10.90%	11/25/31	23,857

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$457,583	Series 2004-W10, Class A6	5.75%	08/01/34	$505,772
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (e)	19.54%	01/25/36	470,848
31,151	Series 2005-59 SU, 1 Mo. LIBOR x -5 + 25.50% (e)	14.17%	06/25/35	46,537
113,590	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (e)	4.43%	02/25/35	18,937
218,780	Series 2006-105, Class ZA	6.00%	11/01/36	290,179
794,742	Series 2006-5, Class 3A2, 1 Mo. LIBOR + 2.08% (a)	4.52%	05/01/35	837,132
74,746	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (e)	4.18%	10/25/37	11,823
231,186	Series 2007-30, Class ZM	4.25%	04/01/37	264,249
330,681	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (e)	4.48%	05/25/37	63,864
294,177	Series 2008-17, Class BE	5.50%	10/01/37	355,635
182,000	Series 2008-2, Class PH	5.50%	02/01/38	220,672
156	Series 2008-50, Class AI, IO	5.50%	06/01/23	1
127,235	Series 2008-87, Class AS, IO, 1 Mo. LIBOR x -1 + 7.65% (e)	5.25%	07/25/33	21,563
469,000	Series 2009-28, Class HX	5.00%	05/01/39	568,543
180,781	Series 2009-37, Class NZ	5.71%	02/01/37	231,261
1,515,970	Series 2010-103, Class ID, IO	5.00%	09/01/40	328,405
151,956	Series 2010-104, Class CI, IO	4.00%	09/01/20	1,557
72,271	Series 2010-145, Class TI, IO	3.50%	12/01/20	907
86,686	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (e)	12.99%	09/01/40	124,582
46,129	Series 2011-5, Class IK, IO	8.00%	02/01/21	1,534
825,000	Series 2011-52, Class LB	5.50%	06/01/41	932,698
931,006	Series 2011-66, Class QI, IO	3.50%	07/01/21	23,060
2,262,070	Series 2011-81, Class PI, IO	3.50%	08/01/26	158,134
395,228	Series 2011-99, Class CZ	4.50%	10/01/41	450,317
130,374	Series 2012-111, Class B	7.00%	10/01/42	154,162
1,763,368	Series 2012-112, Class BI, IO	3.00%	09/01/31	138,026
1,994,601	Series 2012-125, Class MI, IO	3.50%	11/01/42	280,811
24,509	Series 2012-74, Class OA	(f)	03/01/42	22,123
24,509	Series 2012-75, Class AO	(f)	03/01/42	22,123
149,284	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (e)	4.26%	01/01/44	173,994
72,199	Series 2013-14, Class ES, 1 Mo. LIBOR x -1.50 + 6.08% (e)	2.68%	03/25/43	71,806
646,885	Series 2013-28, Class AQ	2.00%	07/01/38	646,986
1,846,696	Series 2013-32, Class IG, IO	3.50%	04/01/33	230,504
472,469	Series 2013-51, Class PI, IO	3.00%	11/01/32	43,774
3,319,349	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	3.88%	04/25/45	558,724
1,232,523	Series 2015-76, Class BI, IO	4.00%	10/01/39	120,775
3,494,702	Series 2015-97, Class AI, IO	4.00%	09/01/41	393,545
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	55,131
	Federal National Mortgage Association, STRIPS
59,339	Series 305, Class 12, IO (g)	6.50%	12/01/29	10,865
68,521	Series 355, Class 18, IO	7.50%	11/01/33	16,207
2,352,950	Series 387, Class 10, IO	6.00%	04/01/38	466,049
1,442,516	Series 406, Class 6, IO (g)	4.00%	01/01/41	236,018
	Government National Mortgage Association
193,241	Series 2004-95, Class QZ	4.50%	11/01/34	212,074
269,403	Series 2005-33, Class AY	5.50%	04/01/35	296,528
111,553	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (e)	10.81%	06/17/35	133,030
371,328	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (e)	4.03%	09/20/35	50,033
43,829	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (e)	57.57%	06/20/36	125,056
585,952	Series 2007-14, Class PB	5.40%	03/01/37	635,184
95,076	Series 2007-50, Class AI, IO, 1 Mo. LIBOR x -1 + 6.78% (e)	4.50%	08/20/37	9,561
307,055	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.38%	11/20/37	45,729
100,000	Series 2008-2, Class HB	5.50%	01/01/38	118,284
279,000	Series 2008-32, Class JD	5.50%	04/01/38	338,836

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$263,381	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (e)	4.47%	08/20/38	$34,440
698,375	Series 2009-100, Class SL, IO, 1 Mo. LIBOR x -1 + 6.50% (e)	4.17%	05/16/39	30,162
219,079	Series 2009-12, Class IE, IO	5.50%	03/01/39	46,814
49,113	Series 2009-65, Class NJ, IO	5.50%	07/01/39	1,879
127,713	Series 2009-79, Class PZ	6.00%	09/01/39	165,686
715,000	Series 2010-61, Class KE	5.00%	05/01/40	859,273
207,837	Series 2011-131, Class EI, IO	4.50%	08/01/39	3,880
468,550	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	3.82%	07/16/43	79,556
71,576	Series 2016-139, Class MZ	1.50%	07/01/45	54,527
142,267	Series 2017-4, Class CZ	3.00%	01/01/47	142,633
108,765	Series 2017-H18, Class DZ (g)	4.59%	09/01/67	129,742
				18,562,244
	Commercial Mortgage-Backed Securities – 2.8%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,980,670	Series K087, Class X1, IO (c)	0.36%	12/01/28	632,314
	Government National Mortgage Association
218,000	Series 2013-57, Class D (g)	2.35%	06/01/46	203,232
11,822,113	Series 2016-166, Class IO (g)	1.09%	04/01/58	940,365
				1,775,911
	Pass-through Security – 7.5%
	Federal Home Loan Mortgage Corp.
175,787	Pool A94738	4.50%	11/01/40	184,495
532,392	Pool K36017	5.00%	09/01/47	557,412
933,546	Pool U99176	4.00%	12/01/47	994,917
	Federal National Mortgage Association
7,425	Pool 535919	6.50%	05/01/21	8,236
807,514	Pool 831145	6.00%	12/01/35	917,811
725,240	Pool 843971	6.00%	11/01/35	829,880
1,198,349	Pool AB5688	3.50%	07/01/37	1,243,968
				4,736,719
	Total U.S. Government Agency Mortgage-Backed Securities			25,074,874
	(Cost $25,881,898)
ASSET-BACKED SECURITIES – 1.2%
	Green Tree Financial Corp.
53,049	Series 1998-4, Class A7	6.87%	04/01/30	55,674
	Mid-State Capital Corp. Trust
322,893	Series 2004-1, Class M1	6.50%	08/01/37	350,483
345,318	Series 2005-1, Class A	5.75%	01/01/40	377,100
	Total Asset-Backed Securities			783,257
	(Cost $725,278)

Total Investments – 95.9%	60,549,704
(Cost $61,394,486) (h)
Net Other Assets and Liabilities – 4.1%	2,567,794
Net Assets – 100.0%	$63,117,498

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Long	8	Sep 2019	$1,019,375	$1,563

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $13,800,571 or 21.9% of net assets.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2019.
(e)	Inverse floating rate security.
(f)	Zero coupon security.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,102,276 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,945,495. The net unrealized depreciation was $843,219. The amounts presented are inclusive of derivative contracts.

IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$ 34,691,573	$ —	$ 34,691,573	$ —
U.S. Government Agency Mortgage-Backed Securities	25,074,874	—	25,074,874	—
Asset-Backed Securities	783,257	—	783,257	—
Total Investments	60,549,704	—	60,549,704	—
Futures Contracts	1,563	1,563	—	—
Total	$ 60,551,267	$ 1,563	$ 60,549,704	$—